Credit Risk - Measurement uncertainty - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2021	Dec. 31, 2020
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.60%	20.20%
Upside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.90%	14.20%
Upside 2 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	2.50%
Upside 2 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.70%	15.70%
Upside 2 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	2.90%
Upside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.00%
Upside 2 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.00%
Upside 2 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Upside 2 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.30%
Upside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	48.20%	48.20%
Upside 2 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.20%	8.20%
Upside 2 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	41.20%	42.20%
Upside 2 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	7.30%
Upside 2 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | UK bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.30%
Upside 2 | US federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.10%
Upside 2 | US federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.50%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.50%	24.20%
Upside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.20%	8.80%
Upside 1 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	1.60%
Upside 1 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.30%	12.80%
Upside 1 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	2.40%
Upside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.00%
Upside 1 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	5.30%
Upside 1 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.80%
Upside 1 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.70%
Upside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.50%	30.80%
Upside 1 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.50%
Upside 1 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%	30.90%
Upside 1 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.50%
Upside 1 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | UK bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.20%
Upside 1 | US federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.10%
Upside 1 | US federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.50%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	24.70%
Baseline | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.70%
Baseline | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.70%
Baseline | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	1.60%
Baseline | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	1.60%
Baseline | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.70%
Baseline | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.70%
Baseline | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.40%
Baseline | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.40%
Baseline | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	3.60%
Baseline | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	3.60%
Baseline | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.80%
Baseline | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.80%
Baseline | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.00%
Baseline | UK bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.00%
Baseline | US federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Baseline | US federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.90%	15.50%
Downside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.20%)	(22.10%)
Downside 1 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	0.10%
Downside 1 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(10.60%)
Downside 1 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.80%
Downside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	8.40%
Downside 1 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	6.50%
Downside 1 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.90%	13.00%
Downside 1 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	8.30%
Downside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.80%)	(4.50%)
Downside 1 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	(0.20%)
Downside 1 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(3.70%)
Downside 1 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.80%
Downside 1 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.60%
Downside 1 | UK bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.00%
Downside 1 | US federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.30%
Downside 1 | US federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.60%	15.40%
Downside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.10%)	(22.10%)
Downside 2 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	(0.90%)
Downside 2 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.20%)	(10.60%)
Downside 2 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.10%
Downside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.80%	10.10%
Downside 2 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	7.20%
Downside 2 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.00%	13.70%
Downside 2 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	10.40%
Downside 2 | HPI | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%
Downside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.80%)	18.30%
Downside 2 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(3.60%)
Downside 2 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(7.90%)	(15.90%)
Downside 2 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.40%)	(3.00%)
Downside 2 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.60%
Downside 2 | UK bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	(0.10%)
Downside 2 | US federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.30%
Downside 2 | US federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%